Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (386)	$ (348)	$ (234)
Interest expense on leases	(156)	(157)	(91)
Early redemption charges	(15)	(10)	(4)
Others	(67)	(47)	(37)
Total interest and other financial expenses	$ (624)	$ (564)	$ (367)	[1]

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.